UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1	–	Report to Stockholders

Lifecycle Prepared PortfoliosSM
of BlackRock Funds II

SEMI-ANNUAL REPORT | APRIL 30, 2010 (UNAUDITED)

BlackRock Prepared Portfolio 2010

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK FUNDS II	APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated – reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Funds’ Summary as of April 30, 2010	Lifecycle Prepared Portfolios

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period, all share classes of the Funds with target dates from 2010 to 2040, as well as all share classes of the Fund with a target date of 2050, outperformed their respective blended benchmarks. Regarding the Fund with a target date of 2045, the Institutional and Investor A shares also outperformed its blended benchmark. Only the Class R shares of the Fund with a target date of 2045 slightly underperformed its blended benchmark.

What factors influenced performance?

•

The largest contributions to the Funds’ performance relative to their respective blended benchmarks came from allocations to three domestic equity funds. The BlackRock Small Cap Core Portfolio was the largest contributor as the small-cap asset class generally performed well during this period, with its benchmark, the Russell 2000 Index, rising 28.17%. Two US large-cap funds, BlackRock Basic Value Fund and BlackRock Large Cap Core Fund, also contributed to relative performance due to strong performances by their asset classes. Basic Value Fund’s benchmark, the Russell 1000 Value Index, returned 17.77% for the six months, while BlackRock Large Cap Core Fund’s benchmark, the Russell 1000 Index, returned 16.77%.

•

The Funds’ allocations to two global equity funds, the BlackRock Global Dynamic Equity Fund and the BlackRock International Opportunities Portfolio, detracted from performance over the period. Within BlackRock Global Dynamic Equity Fund, the main detractors were an underweight and stock selection in the US and stock selection in Germany and China. From a sector perspective, underweights and stock selection in the consumer discretionary and industrials sectors, and an overweight and stock selection in energy all detracted from performance.

•

The Funds’ allocation to BlackRock International Opportunities Portfolio also detracted from performance due to the relatively poor performance of the underlying fund’s asset class. The underlying fund’s benchmark, the MSCI All Country World Index ex-US, returned just 5.76% for the six-month period.

Describe recent portfolio activity.

•

In the fourth quarter of 2009, we reduced risk across the Funds by reducing equity overweights, taking profits from emerging market equities and Treasury Inflation Protected Securities (TIPS); and neutralizing biases in the US equity segment for value over growth and small-cap over mid-and large-cap.

•

In late January 2010, we again scaled back risk across the Funds by taking profits from emerging market equities. This brought the Funds’ overall equity positions closer to neutral relative to their respective benchmarks.

Describe Fund positioning at period end.

•

At period end, the Funds with target dates from 2010 to 2030 were modestly overweight in equities, underweight in fixed income and overweight in cash relative to their respective benchmarks. The Funds with target dates from 2035 to 2050 were neutrally weighted in equities, underweight in fixed income and overweight in cash. Within the equity segment of all Funds, there was an overweight in US equities and an underweight in international equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2010

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2010

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2010 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	45.0%	44.0%	11.0%
6/12/07 to 1/03/08	47.0	42.4	10.6
1/04/08 to 1/02/09	48.0	41.6	10.4
1/03/09 to 1/05/10	49.2	40.7	10.1
1/06/10 to Present	50.2	39.9	9.9

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	9.99%	29.40%	N/A	1.88%	N/A
Investor A	9.87	28.77	22.04%	1.44	(0.34)%
Class R	9.73	28.44	N/A	1.18	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2010 Reference Index	8.60	23.56	N/A	0.50	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2010	5

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2015 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to 1/05/10	44.7	44.2	11.1
1/06/10 to Present	45.8	43.4	10.8

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	10.65%	30.59%	N/A	1.21%	N/A
Investor A	10.47	30.00	23.17%	0.85	(0.92)%
Class R	10.26	29.44	N/A	0.52	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2015 Reference Index	9.13	24.98	N/A	0.06	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2010

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2020 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to 1/05/10	39.1	48.7	12.2
1/06/10 to Present	40.4	47.7	11.9

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	11.30%	31.79%	N/A	0.46%	N/A
Investor A	11.04	31.23	24.32%	0.10	(1.65)%
Class R	10.89	30.86	N/A	(0.21)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2020 Reference Index	9.79	26.75	N/A	(0.72)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2010	7

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2025 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indices periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to 1/05/10	31.3	55.0	13.7
1/06/10 to Present	33.2	53.4	13.4

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	11.95%	33.09%	N/A	(0.44)%	N/A
Investor A	11.70	32.54	25.50%	(0.81)	(2.55)%
Class R	11.58	32.17	N/A	(1.10)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2025 Reference Index	10.71	29.24	N/A	(1.93)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2010

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2030 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to 1/05/10	20.1	63.9	16.0
1/06/10 to Present	22.9	61.7	15.4

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	13.18%	35.72%	N/A	(1.33)%	N/A
Investor A	12.95	35.01	27.93%	(1.75)	(3.47)%
Class R	12.75	34.71	N/A	(2.04)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2030 Reference Index	12.03	32.89	N/A	(3.92)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2010	9

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2035 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	14.03%	37.25%	N/A	(2.40)%	N/A
Investor A	13.82	36.75	29.49%	(2.78)	(4.48)%
Class R	13.49	36.29	N/A	(3.11)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2035 Reference Index	13.28	36.29	N/A	(4.42)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2010

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2040 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	14.04%	37.36%	N/A	(1.93)%	N/A
Investor A	13.83	36.69	29.51%	(2.38)	(4.09)%
Class R	13.68	36.38	N/A	(2.63)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2040 Reference Index	13.28	36.29	N/A	(4.36)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2010	11

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2045 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	13.71%	37.06%	N/A	(1.84)%	N/A
Investor A	13.31	36.24	29.13%	(2.38)	(4.09)%
Class R	13.25	35.90	N/A	(2.61)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2045 Reference Index	13.28	36.29	N/A	(4.36)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2010

Fund Summary as of April 30, 2010	BlackRock Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

3	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P is a trademark of the McGraw-Hill Companies.

4	The Fund compares its performance to that of a customized weighted index (the “2050 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to Present	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

5	Commencement of operations.

Performance Summary for the Period Ended April 30, 2010

		Average Annual Total Returns[6]

		1 Year		Since Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	14.15%	37.77%	N/A	(3.31)%	N/A
Investor A	13.96	36.90	29.70%	(3.77)	(5.45)%
Class R	13.80	36.56	N/A	(4.00)	N/A
S&P 500 Index	15.66	38.84	N/A	(5.03)	N/A
2050 Reference Index	13.28	36.29	N/A	(4.36)	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for detailed description of share classes, including any related sales charges and fees.

7	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2010	13

Fund Summaries as of April 30, 2010

BlackRock Prepared Portfolio 2010

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	52%
Fixed Income Funds	46
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	44%
Master Large Cap Core Portfolio	11
Master Basic Value LLC	11
BlackRock Capital Appreciation Portfolio, Institutional Class	11
BlackRock Global Dynamic Equity Fund, Institutional Class	10
BlackRock Small Cap Core Equity Portfolio, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Money Market Portfolio, Institutional Class	2
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2

BlackRock Prepared Portfolio 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	56%
Fixed Income Funds	41
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	39%
Master Large Cap Core Portfolio	12
Master Basic Value LLC	12
BlackRock Capital Appreciation Portfolio, Institutional Class	12
BlackRock Global Dynamic Equity Fund, Institutional Class	11
BlackRock Small Cap Core Equity Portfolio, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Money Market Portfolio, Institutional Class	3
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2

BlackRock Prepared Portfolio 2020

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	61%
Fixed Income Funds	36
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	34%
Master Large Cap Core Portfolio	13
Master Basic Value LLC	13
BlackRock Capital Appreciation Portfolio, Institutional Class	13
BlackRock Global Dynamic Equity Fund, Institutional Class	12
BlackRock Small Cap Core Equity Portfolio, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Money Market Portfolio, Institutional Class	3
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	APRIL 30, 2010

Fund Summaries as of April 30, 2010

BlackRock Prepared Portfolio 2025

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	29
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	27%
Master Large Cap Core Portfolio	15
Master Basic Value LLC	14
BlackRock Capital Appreciation Portfolio, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	14
BlackRock Small Cap Core Equity Portfolio, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Money Market Portfolio, Institutional Class	3
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2

BlackRock Prepared Portfolio 2030

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	77%
Fixed Income Funds	19
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund, BlackRock Class	18%
Master Large Cap Core Portfolio	17
Master Basic Value LLC	16
BlackRock Capital Appreciation Portfolio, Institutional Class	16
BlackRock Global Dynamic Equity Fund, Institutional Class	16
BlackRock Small Cap Core Equity Portfolio, Institutional Class	7
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Money Market Portfolio, Institutional Class	4
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1

BlackRock Prepared Portfolio 2035

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Fixed Income Funds	6
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Portfolio	19%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio, Institutional Class	19
BlackRock Global Dynamic Equity Fund, Institutional Class	19
BlackRock Small Cap Core Equity Portfolio, Institutional Class	8
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Total Return Fund, BlackRock Class	6
BlackRock Money Market Portfolio, Institutional Class	4

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2010	15

Fund Summaries as of April 30, 2010

BlackRock Prepared Portfolio 2040

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Fixed Income Funds	6
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Portfolio	19%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio, Institutional Class	19
BlackRock Global Dynamic Equity Fund, Institutional Class	19
BlackRock Small Cap Core Equity Portfolio, Institutional Class	8
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Total Return Fund, BlackRock Class	6
BlackRock Money Market Portfolio, Institutional Class	4

BlackRock Prepared Portfolio 2045

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	6
Short-Term Securities	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Portfolio	19%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio, Institutional Class	19
BlackRock Global Dynamic Equity Fund, Institutional Class	18
BlackRock Small Cap Core Equity Portfolio, Institutional Class	8
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Total Return Fund, BlackRock Class	6
BlackRock Money Market Portfolio, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	1

BlackRock Prepared Portfolio 2050

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	6
Short-Term Securities	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Portfolio	19%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio, Institutional Class	19
BlackRock Global Dynamic Equity Fund, Institutional Class	18
BlackRock Small Cap Core Equity Portfolio, Institutional Class	8
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Total Return Fund, BlackRock Class	6
BlackRock Money Market Portfolio, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2010

About Funds’ Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares are not subject to any sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor waived or reimbursed a portion of each Fund’s expenses. Without such waiver and reimbursement, a Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after March 1, 2011. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays Capital US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to the Fund’s glide path.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses including administration fees, service and distribution fees including, 12b-1 fees, and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	APRIL 30, 2010	17

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Prepared Portfolio 2010
Institutional	$1,000	$1,099.90	$0.78	$1,000	$1,024.05	$0.75	0.15%
Investor A	$1,000	$1,098.70	$2.86	$1,000	$1,022.07	$2.76	0.55%
Class R	$1,000	$1,097.30	$4.37	$1,000	$1,020.63	$4.21	0.84%
BlackRock Prepared Portfolio 2015
Institutional	$1,000	$1,106.50	$0.57	$1,000	$1,024.25	$0.55	0.11%
Investor A	$1,000	$1,104.70	$2.40	$1,000	$1,022.51	$2.31	0.46%
Class R	$1,000	$1,102.60	$4.22	$1,000	$1,020.78	$4.06	0.81%
BlackRock Prepared Portfolio 2020
Institutional	$1,000	$1,113.00	$0.63	$1,000	$1,024.20	$0.60	0.12%
Investor A	$1,000	$1,110.40	$2.77	$1,000	$1,022.17	$2.66	0.53%
Class R	$1,000	$1,108.90	$4.44	$1,000	$1,020.58	$4.26	0.85%
BlackRock Prepared Portfolio 2025
Institutional	$1,000	$1,119.50	$0.63	$1,000	$1,024.20	$0.60	0.12%
Investor A	$1,000	$1,117.00	$2.78	$1,000	$1,022.17	$2.66	0.53%
Class R	$1,000	$1,115.80	$4.41	$1,000	$1,020.63	$4.21	0.84%
BlackRock Prepared Portfolio 2030
Institutional	$1,000	$1,131.80	$0.79	$1,000	$1,024.05	$0.75	0.15%
Investor A	$1,000	$1,129.50	$3.01	$1,000	$1,021.97	$2.86	0.57%
Class R	$1,000	$1,127.50	$4.75	$1,000	$1,020.33	$4.51	0.90%
BlackRock Prepared Portfolio 2035
Institutional	$1,000	$1,140.30	$0.74	$1,000	$1,024.10	$0.70	0.14%
Investor A	$1,000	$1,138.20	$2.97	$1,000	$1,022.02	$2.81	0.56%
Class R	$1,000	$1,134.90	$4.87	$1,000	$1,020.23	$4.61	0.92%
BlackRock Prepared Portfolio 2040
Institutional	$1,000	$1,140.40	$1.11	$1,000	$1,023.75	$1.05	0.21%
Investor A	$1,000	$1,138.30	$3.55	$1,000	$1,021.47	$3.36	0.67%
Class R	$1,000	$1,136.80	$4.87	$1,000	$1,020.23	$4.61	0.92%
BlackRock Prepared Portfolio 2045
Institutional	$1,000	$1,137.10	$0.90	$1,000	$1,023.95	$0.85	0.17%
Investor A	$1,000	$1,133.10	$3.60	$1,000	$1,021.42	$3.41	0.68%
Class R	$1,000	$1,132.50	$4.81	$1,000	$1,020.28	$4.56	0.91%
BlackRock Prepared Portfolio 2050
Institutional	$1,000	$1,141.50	$0.90	$1,000	$1,023.95	$0.85	0.17%
Investor A	$1,000	$1,139.60	$3.61	$1,000	$1,021.42	$3.41	0.68%
Class R	$1,000	$1,138.00	$4.88	$1,000	$1,020.23	$4.61	0.92%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 17 for further information on how expenses were calculated.

18	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 53.0%
BlackRock Capital Appreciation Portfolio, Institutional Class	38,103	$642,041
BlackRock Global Dynamic Equity Fund, Institutional Class	54,660	630,226
BlackRock International Opportunities Portfolio, Institutional Class	6,765	214,669
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	16,912	280,736
Master Basic Value LLC	648,806	648,806
Master Large Cap Core Portfolio	655,637	655,637

		3,072,115

Fixed Income Funds — 47.2%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	12,442	134,748
BlackRock Total Return Fund, BlackRock Class	239,734	2,598,720

		2,733,468

	Shares
Short-Term Securities — 2.6%
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	148,726	148,726

Total Affiliated Investment Companies (Cost — $5,294,286*) — 102.8%		5,954,309
Liabilities in Excess of Other Assets — (2.8)%		(164,090)

Net Assets — 100.0%		$5,790,219

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,559,065

Gross unrealized appreciation	$660,023
Gross unrealized depreciation	(264,779)

Net unrealized appreciation	$395,244

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	20,697	22,360		4,954	38,103	$642,041	$439	$2,011
BlackRock Global Dynamic Equity Fund, Institutional Class	46,426	20,771		12,537	54,660	$630,226	$(1,558)	$6,994
BlackRock Global Emerging Markets Fund, Institutional Class	6,757	1,794		8,551	—	—	$39,758	$810
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	16,785	5,025		9,368	12,442	$134,748	$4,534	$1,125
BlackRock International Opportunities Portfolio, Institutional Class	5,355	2,585		1,175	6,765	$214,669	$(100)	$2,681
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$12
BlackRock Money Market Portfolio, Institutional Class	—	148,726	**	—	148,726	$148,726	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	16,808	6,355		6,251	16,912	$280,736	$(2,721)	—
BlackRock Total Return Fund, BlackRock Class	144,607	120,091		24,964	239,734	$2,598,720	$(459)	$57,665
Master Basic Value LLC	515,851	132,955	**	—	648,806	$648,806	$11,985	$6,746
Master Large Cap Core Portfolio	457,616	198,021	**	—	655,637	$655,637	$46,377	$4,591

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	19

Schedule of Investments	BlackRock Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$4,649,866	$1,304,443	—	$5,954,309

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 55.5%
BlackRock Capital Appreciation Portfolio, Institutional Class	67,899	$1,144,091
BlackRock Global Dynamic Equity Fund, Institutional Class	97,232	1,121,089
BlackRock International Opportunities Portfolio, Institutional Class	12,010	381,087
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	30,205	501,398
Master Basic Value LLC	1,157,894	1,157,894
Master Large Cap Core Portfolio	1,171,002	1,171,002

		5,476,561

Fixed Income Funds — 41.3%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18,493	200,282
BlackRock Total Return Fund, BlackRock Class	357,232	3,872,398

		4,072,680

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	44,066	44,066

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	263,320	263,320

		307,386

Total Affiliated Investment Companies (Cost — $8,607,167*) — 99.9%		9,856,627
Other Assets Less Liabilities — 0.1%		9,853

Net Assets — 100.0%		$9,866,480

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,023,226

Gross unrealized appreciation	$1,249,460
Gross unrealized depreciation	(416,059)

Net unrealized appreciation	$833,401

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	40,900	37,222		10,223	67,899	$1,144,091	$2,607	$4,218
BlackRock Global Dynamic Equity Fund, Institutional Class	91,191	30,982		24,941	97,232	$1,121,089	$(19,046)	$13,476
BlackRock Global Emerging Markets Fund, Institutional Class	13,854	3,326		17,180	—	—	$77,186	$1,561
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	27,562	6,466		15,535	18,493	$200,282	$7,112	$1,825
BlackRock International Opportunities Portfolio, Institutional Class	10,145	3,835		1,970	12,010	$381,087	$(164)	$5,083
BlackRock Liquidity Funds, TempFund, Institutional Class	—	44,066	**	—	44,066	$44,066	—	$5
BlackRock Money Market Portfolio, Institutional Class	—	263,320	**	—	263,320	$263,320	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	33,288	9,440		12,523	30,205	$501,398	$(11,579)	—
BlackRock Total Return Fund, BlackRock Class	235,811	165,234		43,813	357,232	$3,872,398	$(4,495)	$93,418
Master Basic Value LLC	1,019,262	138,632	**	—	1,157,894	$1,157,894	$22,848	$13,166
Master Large Cap Core Portfolio	904,103	266,899	**	—	1,171,002	$1,171,002	$89,352	$8,945

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	21

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$7,527,731	$2,328,896	—	$9,856,627

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 61.2%
BlackRock Capital Appreciation Portfolio, Institutional Class	99,538	$1,677,219
BlackRock Global Dynamic Equity Fund, Institutional Class	142,771	1,646,147
BlackRock International Opportunities Portfolio, Institutional Class	17,649	560,015
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	44,286	735,146
Master Basic Value LLC	1,697,331	1,697,331
Master Large Cap Core Portfolio	1,716,345	1,716,345

		8,032,203

Fixed Income Funds — 36.4%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	21,691	234,919
BlackRock Total Return Fund, BlackRock Class	418,837	4,540,191

		4,775,110

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	26,413	26,413

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00% (c)	387,610	387,610

		414,023

Total Affiliated Investment Companies (Cost — $11,481,860*) — 100.7%		13,221,336
Liabilities in Excess of Other Assets — (0.7)%		(97,993)

Net Assets — 100.0%		$13,123,343

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$12,002,832

Gross unrealized appreciation	$1,739,476
Gross unrealized depreciation	(520,972)

Net unrealized appreciation	$1,218,504

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	65,298	54,038		19,798	99,538	$1,677,219	$4,449	$6,557
BlackRock Global Dynamic Equity Fund, Institutional Class	142,230	42,781		42,240	142,771	$1,646,147	$(48,877)	$21,480
BlackRock Global Emerging Markets Fund, Institutional Class	20,953	4,479		25,432	—	—	$114,611	$2,487
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	34,188	7,264		19,761	21,691	$234,919	$9,037	$2,152
BlackRock International Opportunities Portfolio, Institutional Class	15,903	2,106		360	17,649	$560,015	$(877)	$8,134
BlackRock Liquidity Funds, TempFund, Institutional Class	—	26,413	**	—	26,413	$26,413	—	$5
BlackRock Money Market Portfolio, Institutional Class	—	387,610	**	—	387,610	$387,610	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	52,905	13,097		21,716	44,286	$735,146	$(32,449)	—
BlackRock Total Return Fund, BlackRock Class	290,367	196,694		68,224	418,837	$4,540,191	$(14,546)	$109,910
Master Basic Value LLC	1,616,358	80,973	**	—	1,697,331	$1,697,331	$32,795	$19,530
Master Large Cap Core Portfolio	1,433,474	282,871	**	—	1,716,345	$1,716,345	$132,209	$13,245

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	23

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$9,807,660	$3,413,676	—	$13,221,336

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 67.4%
BlackRock Capital Appreciation Portfolio, Institutional Class	89,549	$1,508,896
BlackRock Global Dynamic Equity Fund, Institutional Class	128,311	1,479,422
BlackRock International Opportunities Portfolio, Institutional Class	15,874	503,688
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	39,712	659,221
Master Basic Value LLC	1,523,930	1,523,930
Master Large Cap Core Portfolio	1,539,744	1,539,744

		7,214,901

Fixed Income Funds — 28.7%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	13,973	151,332
BlackRock Total Return Fund, BlackRock Class	269,293	2,919,135

		3,070,467

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	32,434	32,434

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	349,674	349,674

		382,108

Total Affiliated Investment Companies (Cost — $9,269,286*) — 99.7%		10,667,476
Other Assets Less Liabilities — 0.3%		32,818

Net Assets — 100.0%		$10,700,294

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,712,270

Gross unrealized appreciation	$1,398,190
Gross unrealized depreciation	(442,984)

Net unrealized appreciation	$955,206

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	48,302	55,823		14,576	89,549	$1,508,896	$2,082	$5,001
BlackRock Global Dynamic Equity Fund, Institutional Class	104,262	53,388		29,339	128,311	$1,479,422	$(5,384)	$16,056
BlackRock Global Emerging Markets Fund, Institutional Class	15,465	4,797		20,262	—	—	$93,589	$1,858
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	17,852	6,467		10,346	13,973	$151,332	$4,381	$1,238
BlackRock International Opportunities Portfolio, Institutional Class	11,254	6,864		2,244	15,874	$503,688	$(1,249)	$5,946
BlackRock Liquidity Funds, TempFund, Institutional Class	—	32,434	**	—	32,434	$32,434	—	$24
BlackRock Money Market Portfolio, Institutional Class	—	349,674	**	—	349,674	$349,674	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	39,449	16,333		16,070	39,712	$659,221	$(5,274)	—
BlackRock Total Return Fund, BlackRock Class	148,452	156,085		35,244	269,293	$2,919,135	$(549)	$63,547
Master Basic Value LLC	1,205,853	318,077	**	—	1,523,930	$1,523,930	$28,337	$16,024
Master Large Cap Core Portfolio	1,068,121	471,623	**	—	1,539,744	$1,539,744	$108,698	$10,923

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	25

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$7,603,802	$3,063,674	—	$10,667,476

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 77.9%
BlackRock Capital Appreciation Portfolio, Institutional Class	122,600	$2,065,813
BlackRock Global Dynamic Equity Fund, Institutional Class	175,744	2,026,332
BlackRock International Opportunities Portfolio, Institutional Class	21,724	689,293
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	54,432	903,572
Master Basic Value LLC	2,087,980	2,087,980
Master Large Cap Core Portfolio	2,111,209	2,111,209

		9,884,199

Fixed Income Funds — 18.8%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,867	117,694
BlackRock Total Return Fund, BlackRock Class	209,414	2,270,053

		2,387,747

	Shares
Short-Term Securities — 3.8%
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	478,474	478,474

Total Affiliated Investment Companies (Cost — $10,935,989*) — 100.5%		12,750,420
Liabilities in Excess of Other Assets — (0.5)%		(59,591)

Net Assets — 100.0%		$12,690,829

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$11,277,966

Gross unrealized appreciation	$1,814,431
Gross unrealized depreciation	(341,977)

Net unrealized appreciation	$1,472,454

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	76,375	58,659		12,434	122,600	$2,065,813	$(2,260)	$7,551
BlackRock Global Dynamic Equity Fund, Institutional Class	162,443	42,302		29,001	175,744	$2,026,332	$(46,086)	$23,065
BlackRock Global Emerging Markets Fund, Institutional Class	24,593	3,242		27,835	—	—	$131,401	$2,667
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14,853	3,893		7,879	10,867	$117,694	$2,779	$972
BlackRock International Opportunities Portfolio, Institutional Class	16,765	6,700		1,741	21,724	$689,293	$(1,826)	$8,715
BlackRock Money Market Portfolio, Institutional Class	—	478,474	**	—	478,474	$478,474	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	61,965	12,543		20,076	54,432	$903,572	$(37,665)	—
BlackRock Total Return Fund, BlackRock Class	115,368	107,509		13,463	209,414	$2,270,053	$(531)	$49,545
Master Basic Value LLC	1,899,935	188,045	**	—	2,087,980	$2,087,980	$39,666	$22,887
Master Large Cap Core Portfolio	1,688,949	422,260	**	—	2,111,209	$2,111,209	$155,787	$15,569

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	27

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$8,551,231	$4,199,189	—	$12,750,420

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 89.6%
BlackRock Capital Appreciation Portfolio, Institutional Class	75,199	$1,267,108
BlackRock Global Dynamic Equity Fund, Institutional Class	107,831	1,243,292
BlackRock International Opportunities Portfolio, Institutional Class	13,356	423,775
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	33,290	552,606
Master Basic Value LLC	1,279,359	1,279,359
Master Large Cap Core Portfolio	1,292,752	1,292,752

		6,058,892

Fixed Income Funds — 5.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,825	19,764
BlackRock Total Return Fund, BlackRock Class	35,167	381,213

		400,977

Short-Term Securities — 4.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	12,794	12,794

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	294,022	294,022

		306,816

Total Affiliated Investment Companies (Cost — $5,957,632*) — 100.1%		6,766,685
Liabilities in Excess of Other Assets — (0.1)%		(6,515)

Net Assets — 100.0%		$6,760,170

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,121,633

Gross unrealized appreciation	$809,053
Gross unrealized depreciation	(164,001)

Net unrealized appreciation	$645,052

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	37,019	53,413		15,233	75,199	$1,267,108	$3,283	$3,843
BlackRock Global Dynamic Equity Fund, Institutional Class	78,031	55,911		26,111	107,831	$1,243,292	$(16,831)	$12,523
BlackRock Global Emerging Markets Fund, Institutional Class	11,955	4,113		16,068	—	—	$57,540	$1,452
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2,654	989		1,818	1,825	$19,764	$488	$164
BlackRock International Opportunities Portfolio, Institutional Class	7,723	8,336		2,703	13,356	$423,775	$202	$3,985
BlackRock Liquidity Funds, TempFund, Institutional Class	—	12,794	**	—	12,794	$12,794	—	—
BlackRock Money Market Portfolio, Institutional Class	—	294,022	**	—	294,022	$294,022	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	30,220	16,727		13,657	33,290	$552,606	$(18,950)	—
BlackRock Total Return Fund, BlackRock Class	16,133	27,563		8,529	35,167	$381,213	$(373)	$8,110
Master Basic Value LLC	928,688	350,671	**	—	1,279,359	$1,279,359	$23,296	$12,600
Master Large Cap Core Portfolio	823,237	469,515	**	—	1,292,752	$1,292,752	$86,857	$8,594

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	29

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$4,194,574	$2,572,111	—	$6,766,685

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 90.1%
BlackRock Capital Appreciation Portfolio, Institutional Class	79,395	$1,337,813
BlackRock Global Dynamic Equity Fund, Institutional Class	113,695	1,310,906
BlackRock International Opportunities Portfolio, Institutional Class	14,061	446,166
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	35,282	585,675
Master Basic Value LLC	1,351,939	1,351,939
Master Large Cap Core Portfolio	1,366,810	1,366,810

		6,399,309

Fixed Income Funds — 6.0%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,920	20,791
BlackRock Total Return Fund, BlackRock Class	37,065	401,780

		422,571

Short-Term Securities — 4.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	3,339	3,339

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	308,684	308,684

		312,023

Total Affiliated Investment Companies (Cost — $6,119,142*) — 100.5%		7,133,903
Liabilities in Excess of Other Assets — (0.5)%		(33,847)

Net Assets — 100.0%		$7,100,056

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,290,662

Gross unrealized appreciation	$1,014,761
Gross unrealized depreciation	(171,520)

Net unrealized appreciation	$843,241

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	47,165	51,035		18,805	79,395	$1,337,813	$7,775	$4,877
BlackRock Global Dynamic Equity Fund, Institutional Class	99,345	47,047		32,697	113,695	$1,310,906	$(13,758)	$15,131
BlackRock Global Emerging Markets Fund, Institutional Class	15,296	3,314		18,610	—	—	$69,477	$1,751
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3,386	835		2,301	1,920	$20,791	$607	$195
BlackRock International Opportunities Portfolio, Institutional Class	9,784	7,650		3,373	14,061	$446,166	$(236)	$5,647
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,339	**	—	3,339	$3,339	—	$5
BlackRock Money Market Portfolio, Institutional Class	—	308,684	**	—	308,684	$308,684	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	38,415	13,924		17,057	35,282	$585,675	$(14,192)	—
BlackRock Total Return Fund, BlackRock Class	20,492	26,938		10,365	37,065	$401,780	$(437)	$9,644
Master Basic Value LLC	1,178,793	173,146	**	—	1,351,939	$1,351,939	$25,800	$14,876
Master Large Cap Core Portfolio	1,049,074	317,736	**	—	1,366,810	$1,366,810	$101,350	$10,131

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	31

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$4,415,154	$2,718,749	—	$7,133,903

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 88.9%
BlackRock Capital Appreciation Portfolio, Institutional Class	32,091	$540,727
BlackRock Global Dynamic Equity Fund, Institutional Class	46,037	530,810
BlackRock International Opportunities Portfolio, Institutional Class	5,701	180,886
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	14,190	235,549
Master Basic Value LLC	545,838	545,838
Master Large Cap Core Portfolio	551,702	551,702

		2,585,512

Fixed Income Funds — 5.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	784	8,492
BlackRock Total Return Fund, BlackRock Class	15,109	163,782

		172,274

Short-Term Securities — 4.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	12,447	12,447

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	125,832	125,832

		138,279

Total Affiliated Investment Companies (Cost — $2,544,913*) — 99.5%		2,896,065
Other Assets Less Liabilities — 0.5%		13,572

Net Assets — 100.0%		$2,909,637

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,639,279

Gross unrealized appreciation	$351,152
Gross unrealized depreciation	(94,366)

Net unrealized appreciation	$256,786

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	14,175	24,911		6,995	32,091	$540,727	$2,834	$1,673
BlackRock Global Dynamic Equity Fund, Institutional Class	29,545	28,120		11,628	46,037	$530,810	$(2,192)	$5,068
BlackRock Global Emerging Markets Fund, Institutional Class	4,594	2,093		6,687	—	—	$24,862	$586
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	992	502		710	784	$8,492	$229	$69
BlackRock International Opportunities Portfolio, Institutional Class	2,918	4,041		1,258	5,701	$180,886	$(82)	$1,905
BlackRock Liquidity Funds, TempFund, Institutional Class	—	12,447	**	—	12,447	$12,447	—	$4
BlackRock Money Market Portfolio, Institutional Class	—	125,832	**	—	125,832	$125,832	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	11,548	8,447		5,805	14,190	$235,549	$(2,999)	—
BlackRock Total Return Fund, BlackRock Class	6,056	12,875		3,822	15,109	$163,782	$(151)	$3,470
Master Basic Value LLC	352,604	193,234	**	—	545,838	$545,838	$9,616	$5,258
Master Large Cap Core Portfolio	312,141	239,561	**	—	551,702	$551,702	$36,299	$3,608

**	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	33

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$1,798,525	$1,097,540	—	$2,896,065

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 89.4%
BlackRock Capital Appreciation Portfolio, Institutional Class	26,448	$445,646
BlackRock Global Dynamic Equity Fund, Institutional Class	37,902	437,010
BlackRock International Opportunities Portfolio, Institutional Class	4,690	148,802
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	11,735	194,798
Master Basic Value LLC	450,102	450,102
Master Large Cap Core Portfolio	454,937	454,937

		2,131,295

Fixed Income Funds — 5.9%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	642	6,951
BlackRock Total Return Fund, BlackRock Class	12,368	134,066

		141,017

Short-Term Securities — 4.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13%(c)	11,686	11,686

	Shares
Short-Term Securities (concluded)
BlackRock Money Market Portfolio, Institutional Class, 0.00%(c)	103,138	103,138

		114,824

Total Affiliated Investment Companies (Cost — $2,069,850*) — 100.1%		2,387,136
Liabilities in Excess of Other Assets — (0.1)%		(2,665)

Net Assets — 100.0%		$2,384,471

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,073,769

Gross unrealized appreciation	$317,286
Gross unrealized depreciation	(3,919)

Net unrealized appreciation	$313,367

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at April 30, 2010	Value at April 30, 2010	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Portfolio, Institutional Class	15,083	14,776		3,411	26,448	$445,645	$(720)	$1,539
BlackRock Global Dynamic Equity Fund, Institutional Class	31,835	12,764		6,697	37,902	$437,010	$(3,135)	$4,522
BlackRock Global Emerging Markets Fund, Institutional Class	4,833	755		5,588	—	—	$23,705	$522
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,090	223		671	642	$6,951	$222	$62
BlackRock International Opportunities Portfolio, Institutional Class	3,166	2,133		609	4,690	$148,802	$(576)	$1,720
BlackRock Liquidity Funds, TempFund, Institutional Class	—	11,686	**	—	11,686	$11,686	—	$6
BlackRock Money Market Portfolio, Institutional Class	—	103,138	**	—	103,138	$103,138	—	—
BlackRock Small Cap Core Equity Portfolio, Institutional Class	12,257	3,749		4,271	11,735	$194,798	$(2,798)	—
BlackRock Total Return Fund, BlackRock Class	6,579	7,765		1,976	12,368	$134,066	$(86)	$3,059
Master Basic Value LLC	377,190	72,912	**	—	450,102	$450,102	$8,424	$4,751
Master Large Cap Core Portfolio	336,394	118,543	**	—	454,937	$454,937	$32,409	$3,240

**	Represents net shares purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	35

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Affiliated Investment Companies	$1,482,096	$905,040	—	$2,387,136

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2010

Statements of Assets and Liabilities

April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2010	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Assets
Investments at value - affiliated[1]	$5,954,309	$9,856,627	$13,221,336	$10,667,476	$12,750,420	$6,766,685	$7,133,903	$2,896,065	$2,387,136
Capital shares sold receivable	44,494	15,387	4,806	87,364	11,653	16,584	20,153	10,133	20,491
Receivable from advisor	9,341	9,505	9,843	9,406	9,619	9,149	9,718	8,895	9,278
Dividends receivable - affiliated	17	32	35	20	4	—	—	8	10
Prepaid expenses	34,012	34,502	35,067	34,490	35,251	34,368	34,255	33,840	33,793

Total assets	6,042,173	9,916,053	13,271,087	10,798,756	12,806,947	6,826,786	7,198,029	2,948,941	2,450,708

Liabilities
Bank overdraft	207,875	—	—	—	5,529	—	—	—	—
Professional fees payable	16,496	19,001	19,512	18,635	18,508	17,543	17,341	17,004	16,750
Investments purchased payable - affiliated	9,513	759	12,847	42,018	9,900	23,835	9,939	9,227	8,048
Capital shares redeemed payable	6,042	13,500	94,256	21,257	62,542	12,501	56,797	3,565	32,299
Other affiliates payable	3,400	3,733	5,085	3,797	5,023	3,769	4,260	3,582	3,663
Printing fees payable	3,004	5,675	8,233	5,539	6,750	2,938	3,625	1,148	926
Accounting fees payable	1,837	1,837	1,837	1,837	1,837	1,837	1,837	1,837	1,837
Service and distribution fees payable	1,647	2,942	3,896	3,261	3,923	2,055	2,019	921	718
Officer’s and Trustees’ fees payable	854	823	804	825	809	850	863	880	820
Other accrued expenses payable	1,286	1,303	1,274	1,293	1,297	1,288	1,292	1,140	1,176

Total liabilities	251,954	49,573	147,744	98,462	116,118	66,616	97,973	39,304	66,237

Net Assets	$5,790,219	$9,866,480	$13,123,343	$10,700,294	$12,690,829	$6,760,170	$7,100,056	$2,909,637	$2,384,471

Net Assets Consist of
Paid-in capital	$5,579,574	$9,328,732	$12,534,414	$9,960,923	$11,678,932	$6,332,153	$6,422,215	$2,712,529	$2,125,664
Undistributed net investment income	31,582	58,322	68,226	42,072	38,759	10,818	12,100	8,162	7,698
Accumulated net realized loss	(480,960)	(770,034)	(1,218,773)	(700,891)	(841,293)	(391,854)	(349,020)	(162,206)	(66,177)
Net unrealized appreciation/depreciation	660,023	1,249,460	1,739,476	1,398,190	1,814,431	809,053	1,014,761	351,152	317,286

Net Assets	$5,790,219	$9,866,480	$13,123,343	$10,700,294	$12,690,829	$6,760,170	$7,100,056	$2,909,637	$2,384,471

[1] Investments at cost - affiliated	$5,294,286	$8,607,167	$11,481,860	$9,269,286	$10,935,989	$5,957,632	$6,119,142	$2,544,913	$2,069,850

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	37

Statements of Assets and Liabilities (concluded)

April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2010	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Net Asset Value
Institutional
Net assets	$70,329	$50,571	$249,753	$61,922	$198,045	$57,387	$162,078	$30,487	$127,900

Shares outstanding[1]	7,094	5,199	26,125	6,608	21,481	6,371	17,770	3,312	14,772

Net asset value	$9.91	$9.73	$9.56	$9.37	$9.22	$9.01	$9.12	$9.20	$8.66

Investor A
Net assets	$3,365,776	$4,997,507	$6,585,562	$4,848,340	$5,598,082	$2,902,463	$3,921,366	$1,037,622	$945,788

Shares outstanding[1]	341,785	516,343	691,702	519,435	610,667	323,894	432,791	113,865	109,993

Net asset value	$9.85	$9.68	$9.52	$9.33	$9.17	$8.96	$9.06	$9.11	$8.60

Class R
Net assets	$2,354,114	$4,818,402	$6,288,028	$5,790,032	$6,894,702	$3,800,320	$3,016,612	$1,841,528	$1,310,783

Shares outstanding[1]	238,873	497,615	664,588	624,068	754,812	426,809	333,575	203,239	152,735

Net asset value	$9.86	$9.68	$9.46	$9.28	$9.13	$8.90	$9.04	$9.06	$8.58

1	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2010

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited)	BlackRock Prepared Portfolio 2010	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Investment Income
Dividends - affiliated	$71,298	$119,586	$150,725	$93,670	$92,515	$30,077	$37,250	$12,775	$11,430
Net investment income allocated from Master Portfolios:
Income	11,337	22,111	32,775	26,947	38,456	21,194	25,007	8,866	7,991
Expenses	(2,614)	(5,063)	(7,471)	(6,154)	(8,775)	(4,916)	(5,711)	(2,063)	(1,826)

Total income	80,021	136,634	176,029	114,463	122,196	46,355	56,546	19,578	17,595

Expenses
Professional	22,633	22,244	23,066	21,860	21,783	20,523	20,424	19,892	19,663
Registration	9,767	9,953	10,123	9,925	9,978	9,940	9,778	9,755	9,755
Custodian	6,458	6,510	6,472	6,466	6,472	6,472	6,470	6,472	6,470
Service and distribution - Class R	5,473	11,120	14,399	13,118	14,764	7,658	6,783	3,713	2,763
Accounting	3,718	3,718	3,718	3,718	3,718	3,718	3,718	3,718	3,718
Service - Investor A	3,522	5,585	7,616	4,566	6,249	2,945	4,370	993	998
Transfer agent - Class R	3,438	3,830	6,033	5,354	6,330	4,852	6,073	3,953	4,362
Printing	2,667	4,697	6,559	4,618	5,860	2,769	3,440	1,185	1,145
Officer and Trustees	2,499	2,507	2,527	2,527	2,531	2,519	2,529	2,502	2,522
Transfer agent - Investor A	2,369	1,495	4,092	1,846	3,621	1,228	3,883	984	1,813
Administration	1,894	3,365	4,535	3,362	4,158	2,056	2,376	864	758
Administration - Investor A	352	559	762	457	625	295	437	99	100
Administration - Class R	274	556	720	656	738	383	339	186	138
Transfer agent - Institutional	33	51	119	57	126	53	45	84	59
Administration - Institutional	6	5	29	7	22	7	16	4	15
Miscellaneous	2,915	2,963	2,983	2,941	2,980	2,919	2,948	2,919	2,921

Total expenses	68,018	79,158	93,753	81,478	89,955	68,337	73,629	57,323	57,200
Less administration fees waived	(1,894)	(3,365)	(4,535)	(3,362)	(4,158)	(2,056)	(2,376)	(864)	(758)
Less administration fees waived - Institutional	(6)	(5)	(29)	(7)	(22)	(7)	(16)	(4)	(15)
Less administration fees waived - Investor A	(8)	—	—	—	—	—	(83)	(67)	(100)
Less administration fees waived - Class R	(272)	(5)	(229)	(271)	(116)	(383)	(339)	(186)	(138)
Less transfer agent fees waived - Institutional	(2)	(3)	(2)	(3)	(2)	(2)	(2)	(5)	(4)
Less transfer agent fees waived - Investor A	—	—	—	—	—	—	(3)	(6)	(8)
Less transfer agent fees waived - Class R	(12)	—	(7)	(7)	(1)	(14)	(14)	(7)	(6)
Less transfer agent fees reimbursed - Institutional	(31)	(48)	(117)	(54)	(124)	(51)	(43)	(79)	(55)
Less transfer agent fees reimbursed - Class R	(804)	(2)	(30)	(42)	(10)	(1,162)	(2,810)	(2,178)	(3,031)
Less transfer agent fees reimbursed - Investor A	(2)	—	—	—	—	—	(118)	(24)	(809)
Less expenses reimbursed by advisor	(50,657)	(52,592)	(55,448)	(52,055)	(53,322)	(48,860)	(49,307)	(46,443)	(46,194)

Total expenses after fees waived and reimbursed	14,330	23,138	33,356	25,677	32,200	15,802	18,518	7,460	6,082

Net investment income	65,691	113,496	142,673	88,786	89,996	30,553	38,028	12,118	11,513

Realized and Unrealized Gain
Net realized gain from:
Investments - affiliated	39,559	51,085	30,675	87,248	45,553	25,309	49,176	22,481	16,592
Capital gain distributions received from affiliated underlying funds	334	536	673	348	259	50	60	20	18
Allocation from Master Portfolios	58,362	112,200	165,004	137,035	195,453	110,153	127,150	45,915	40,833

	98,255	163,821	196,352	224,631	241,265	135,512	176,386	68,416	57,443

Net change in unrealized appreciation/depreciation on:
Investments - affiliated	195,072	379,014	589,149	402,366	611,261	316,586	366,628	111,702	113,289
Allocation from Master Portfolios	99,836	193,945	293,812	236,311	337,402	178,922	226,351	69,442	69,845

	294,908	572,959	882,961	638,677	948,663	495,508	592,979	181,144	183,134

Total realized and unrealized gain	393,163	736,780	1,079,313	863,308	1,189,928	631,020	769,365	249,560	240,577

Net Increase in Net Assets Resulting from Operations	$458,854	$850,276	$1,221,986	$952,094	$1,279,924	$661,573	$807,393	$261,678	$252,090

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	39

Statements of Changes in Net Assets

	BlackRock Prepared Portfolio 2010		BlackRock Prepared Portfolio 2015		BlackRock Prepared Portfolio 2020
Increase in Net Assets:	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations
Net investment income	$65,691	$81,596	$113,496	$133,973	$142,673	$174,166
Net realized gain (loss)	98,255	(390,639)	163,821	(710,152)	196,352	(1,052,834)
Net change in unrealized appreciation/depreciation	294,908	798,498	572,959	1,556,078	882,961	2,321,635

Net increase in net assets resulting from operations	458,854	489,455	850,276	979,899	1,221,986	1,442,967

Dividends to Shareholders From
Net investment income:
Institutional	(480)	(13,408)	(951)	(4,381)	(4,347)	(4,789)
Investor A	(48,945)	(33,778)	(80,129)	(42,178)	(103,426)	(74,544)
Class R	(35,576)	(24,814)	(63,921)	(49,441)	(82,227)	(50,669)

Decrease in net assets resulting from dividends to shareholders	(85,001)	(72,000)	(145,001)	(96,000)	(190,000)	(130,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,446,784	1,657,085	1,885,347	2,847,552	1,655,845	4,048,673

Net Assets
Total increase in net assets	1,820,637	2,074,540	2,590,622	3,731,451	2,687,831	5,361,638
Beginning of period	3,969,582	1,895,042	7,275,858	3,544,407	10,435,512	5,073,874

End of period	$5,790,219	$3,969,582	$9,866,480	$7,275,858	$13,123,343	$10,435,512

Undistributed net investment income	$31,582	$50,892	$58,322	$89,827	$68,226	$115,553

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2010

BlackRock Prepared Portfolio 2025		BlackRock Prepared Portfolio 2030		BlackRock Prepared Portfolio 2035
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

$88,786	$83,865	$89,996	$68,669	$30,553	$21,563
224,631	(700,222)	241,265	(798,718)	135,512	(399,850)
638,677	1,537,647	948,663	1,939,739	495,508	868,840

952,094	921,290	1,279,924	1,209,690	661,573	490,553

(911)	(1,498)	(2,267)	(317)	(584)	(215)
(39,614)	(26,141)	(49,466)	(16,469)	(17,169)	(4,186)
(59,475)	(24,361)	(43,269)	(16,214)	(17,748)	(2,100)

(100,000)	(52,000)	(95,002)	(33,000)	(35,501)	(6,501)

2,936,426	3,090,501	2,076,824	4,978,088	2,004,763	1,909,352

3,788,520	3,959,791	3,261,746	6,154,778	2,630,835	2,393,404
6,911,774	2,951,983	9,429,083	3,274,305	4,129,335	1,735,931

$10,700,294	$6,911,774	$12,690,829	$9,429,083	$6,760,170	$4,129,335

$42,072	$53,286	$38,759	$43,765	$10,818	$15,766

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	41

Statements of Changes in Net Assets (concluded)

	BlackRock Prepared Portfolio 2040		BlackRock Prepared Portfolio 2045		BlackRock Prepared Portfolio 2050
Increase in Net Assets:	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations
Net investment income	$38,028	$21,675	$12,118	$8,786	$11,513	$6,607
Net realized gain (loss)	176,386	(393,758)	68,416	(175,755)	57,443	(124,287)
Net change in unrealized appreciation/depreciation	592,979	964,747	181,144	386,210	183,134	303,880

Net increase in net assets resulting from operations	807,393	592,664	261,678	219,241	252,090	186,200

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,089)	(313)	(218)	(75)	(815)	(585)
Investor A	(22,085)	(5,796)	(3,883)	(925)	(3,369)	(1,041)
Class R	(12,826)	(3,379)	(6,899)	—	(2,816)	(1,372)
Net realized gain:
Institutional	—	—	—	—	—	(744)
Investor A	—	—	—	—	—	(2,110)
Class R	—	—	—	—	—	(2,923)

Decrease in net assets resulting from dividends and distributions to shareholders	(36,000)	(9,488)	(11,000)	(1,000)	(7,000)	(8,775)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	980,089	3,070,530	1,068,824	625,658	481,839	1,064,002

Net Assets
Total increase in net assets	1,751,482	3,653,706	1,319,502	843,899	726,929	1,241,427
Beginning of period	5,348,574	1,694,868	1,590,135	746,236	1,657,542	416,115

End of period	$7,100,056	$5,348,574	$2,909,637	$1,590,135	$2,384,471	$1,657,542

Undistributed net investment income	$12,100	$10,072	$8,162	$7,044	$7,698	$3,185

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2010

Financial Highlights	BlackRock Prepared Portfolio 2010

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.20	$8.00	$10.94	$10.00	$9.13	$7.96	$10.92	$10.00	$9.13	$7.96	$10.90	$10.00

Net investment income[2]	0.15	0.58	0.32	0.19	0.13	0.25	0.26	0.15	0.12	0.22	0.22	0.15
Net realized and unrealized gain (loss)	0.76	0.88	(3.15)	0.75	0.76	1.15	(3.11)	0.77	0.76	1.16	(3.10)	0.75

Net increase (decrease) from investment operations	0.91	1.46	(2.83)	0.94	0.89	1.40	(2.85)	0.92	0.88	1.38	(2.88)	0.90

Dividends and distributions from:
Net investment income	(0.20)	(0.26)	(0.06)	—	(0.17)	(0.23)	(0.06)	—	(0.15)	(0.21)	(0.01)	—
Net realized gain	—	—	(0.05)	—	—	—	(0.05)	—	—	—	(0.05)	—

Total dividends and distributions	(0.20)	(0.26)	(0.11)	—	(0.17)	(0.23)	(0.11)	—	(0.15)	(0.21)	(0.06)	—

Net asset value, end of period	$9.91	$9.20	$8.00	$10.94	$9.85	$9.13	$7.96	$10.92	$9.86	$9.13	$7.96	$10.90

Total Investment Return[3]
Based on net asset value	9.99%[4]	19.00%	(26.11)%	9.40%[4]	9.87%[4]	18.22%	(26.38)%	9.20%[4]	9.73%[4]	17.91%	(26.54)%	9.00%[4]

Ratios to Average Net Assets
Total expenses	2.40%[5,6]	4.12%[7]	5.79%[8]	242.71%[6,8,9]	2.62%[5,6]	4.59%[7]	6.44%[8]	202.10%[6,8,9]	3.03%[5,6]	4.87%[7]	6.14%[8]	243.43%[6,8,9]

Total expenses after fees waived and reimbursed	0.15%[5,6]	0.11%[7]	0.05%[8]	0.07%[6,8]	0.55%[5,6]	0.59%[7]	0.46%[8]	0.59%[6,8]	0.84%[5,6]	0.85%[7]	0.75%[8]	0.79%[6,8]

Net investment income	3.00%[5,6]	7.43%[7]	3.09%[8]	3.48%[6,8]	2.71%[5,6]	3.03%[7]	2.64%[8]	2.77%[6,8]	2.45%[5,6]	2.63%[7]	2.24%[8]	2.77%[6,8]

Supplemental Data
Net assets, end of period (000)	$70	$22	$19	$22	$3,366	$1,882	$1,066	$63	$2,354	$2,066	$810	$22

Portfolio turnover	25%	64%	112%	66%	25%	64%	112%	66%	25%	64%	112%	66%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.52%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	43

Financial Highlights	BlackRock Prepared Portfolio 2015

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.97	$7.78	$10.76	$10.00	$8.92	$7.73	$10.74	$10.00	$8.91	$7.74	$10.72	$10.00

Net investment income[2]	0.14	0.38	0.27	0.16	0.13	0.22	0.24	0.15	0.11	0.20	0.20	0.12
Net realized and unrealized gain (loss)	0.81	1.03	(3.10)	0.60	0.80	1.17	(3.11)	0.59	0.80	1.15	(3.08)	0.60

Net increase (decrease) from investment operations	0.95	1.41	(2.83)	0.76	0.93	1.39	(2.87)	0.74	0.91	1.35	(2.88)	0.72

Dividends and distributions from:
Net investment income	(0.19)	(0.22)	(0.08)	—	(0.17)	(0.20)	(0.07)	—	(0.14)	(0.18)	(0.03)	—
Net realized gain	—	—	(0.07)	—	—	—	(0.07)	—	—	—	(0.07)	—

Total dividends and distributions	(0.19)	(0.22)	(0.15)	—	(0.17)	(0.20)	(0.14)	—	(0.14)	(0.18)	(0.10)	—

Net asset value, end of period	$9.73	$8.97	$7.78	$10.76	$9.68	$8.92	$7.73	$10.74	$9.68	$8.91	$7.74	$10.72

Total Investment Return[3]
Based on net asset value	10.65%[4]	18.78%	(26.66)%	7.60%[4]	10.47%[4]	18.52%	(27.03)%	7.40%[4]	10.26%[4]	17.92%	(27.11)%	7.20%[4]

Ratios to Average Net Assets
Total expenses	1.59%[5,6]	3.10%[7]	5.03%[8]	231.75%[6,8,9]	1.70%[5,6]	2.81%[7]	5.34%[8]	69.07%[6,8,9]	2.06%[5,6]	3.19%[7]	4.59%[8]	232.47%[6,8,9]

Total expenses after fees waived and reimbursed	0.11%[5,6]	0.12%[7]	0.10%[8]	0.05%[6,8]	0.46%[5,6]	0.50%[7]	0.46%[8]	0.49%[6,8]	0.81%[5,6]	0.84%[7]	0.75%[8]	0.78%[6,8]

Net investment income	3.05%[5,6]	4.86%[7]	2.77%[8]	2.83%[6,8]	2.71%[5,6]	2.80%[7]	2.46%[8]	2.65%[6,8]	2.34%[5,6]	2.51%[7]	2.08%[8]	2.10%[6,8]

Supplemental Data
Net assets, end of period (000)	$51	$45	$50	$22	$4,998	$3,437	$1,511	$264	$4,818	$3,793	$1,984	$21

Portfolio turnover	27%	57%	52%	37%	27%	57%	52%	37%	27%	57%	52%	37%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2010

Financial Highlights	BlackRock Prepared Portfolio 2020

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.75	$7.57	$10.84	$10.00	$8.71	$7.53	$10.82	$10.00	$8.65	$7.50	$10.80	$10.00

Net investment income[2]	0.13	0.23	0.24	0.14	0.11	0.20	0.23	0.12	0.10	0.16	0.18	0.09
Net realized and unrealized gain (loss)	0.85	1.15	(3.38)	0.70	0.85	1.16	(3.40)	0.70	0.84	1.16	(3.36)	0.71

Net increase (decrease) from investment operations	0.98	1.38	(3.14)	0.84	0.96	1.36	(3.17)	0.82	0.94	1.32	(3.18)	0.80

Dividends and distributions from:
Net investment income	(0.17)	(0.20)	(0.06)	—	(0.15)	(0.18)	(0.05)	—	(0.13)	(0.17)	(0.05)	—
Net realized gain	—	—	(0.07)	—	—	—	(0.07)	—	—	—	(0.07)	—

Total dividends and distributions	(0.17)	(0.20)	(0.13)	—	(0.15)	(0.18)	(0.12)	—	(0.13)	(0.17)	(0.12)	—

Net asset value, end of period	$9.56	$8.75	$7.57	$10.84	$9.52	$8.71	$7.53	$10.82	$9.46	$8.65	$7.50	$10.80

Total Investment Return[3]
Based on net asset value	11.30%[4]	18.89%	(29.30)%	8.40%[4]	11.04%[4]	18.56%	(29.58)%	8.20%[4]	10.89%[4]	18.11%	(29.76)%	8.00%[4]

Ratios to Average Net Assets
Total expenses	1.24%[5,6]	2.05%[7]	3.50%[8]	77.97%[6,8,9]	1.52%[5,6]	2.31%[7]	3.68%[8]	144.28%[6,8,9]	1.85%[5,6]	2.64%[7]	4.30%[8]	227.19%[6,8,9]

Total expenses after fees waived and reimbursed	0.12%[5,6]	0.13%[7]	0.08%[8]	0.13%[6,8]	0.53%[5,6]	0.55%[7]	0.43%[8]	0.58%[6,8]	0.85%[5,6]	0.87%[7]	0.84%[8]	0.80%[6,8]

Net investment income	2.87%[5,6]	3.04%[7]	2.41%[8]	2.50%[6,8]	2.52%[5,6]	2.54%[7]	2.32%[8]	2.13%[6,8]	2.17%[5,6]	2.08%[7]	1.88%[8]	1.64%[6,8]

Supplemental Data
Net assets, end of period (000)	$250	$223	$193	$155	$6,586	$4,926	$2,967	$80	$6,288	$5,287	$1,914	$22

Portfolio turnover	33%	44%	55%	39%	33%	44%	55%	39%	33%	44%	55%	39%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	45

Financial Highlights	BlackRock Prepared Portfolio 2025

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.50	$7.38	$11.00	$10.00	$8.46	$7.35	$10.98	$10.00	$8.41	$7.32	$10.95	$10.00

Net investment income[2]	0.11	0.20	0.22	0.10	0.10	0.16	0.17	0.09	0.08	0.12	0.13	0.08
Net realized and unrealized gain (loss)	0.90	1.06	(3.67)	0.90	0.88	1.07	(3.64)	0.89	0.89	1.08	(3.61)	0.87

Net increase (decrease) from investment operations	1.01	1.26	(3.45)	1.00	0.98	1.23	(3.47)	0.98	0.97	1.20	(3.48)	0.95

Dividends and distributions from:
Net investment income	(0.14)	(0.14)	(0.09)	—	(0.11)	(0.12)	(0.08)	—	(0.10)	(0.11)	(0.07)	—
Net realized gain	—	—	(0.08)	—	—	—	(0.08)	—	—	—	(0.08)	—

Total dividends and distributions	(0.14)	(0.14)	(0.17)	—	(0.11)	(0.12)	(0.16)	—	(0.10)	(0.11)	(0.15)	—

Net asset value, end of period	$9.37	$8.50	$7.38	$11.00	$9.33	$8.46	$7.35	$10.98	$9.28	$8.41	$7.32	$10.95

Total Investment Return[3]
Based on net asset value	11.95%[4]	17.55%	(31.85)%	10.00%[4]	11.70%[4]	17.08%	(32.05)%	9.80%[4]	11.58%[4]	16.75%	(32.20)%	9.50%[4]

Ratios to Average Net Assets
Total expenses	1.58%[5,6]	3.05%[7]	6.13%[8]	146.48%[6,8,9]	1.76%[5,6]	3.10%[7]	6.13%[8]	42.43%[6,8,9]	2.10%[5,6]	3.39%[7]	5.99%[8]	94.71%[6,8,9]

Total expenses after fees waived and reimbursed	0.12%[5,6]	0.15%[7]	0.13%[8]	0.07%[6,8]	0.53%[5,6]	0.57%[7]	0.49%[8]	0.47%[6,8]	0.84%[5,6]	0.89%[7]	0.80%[8]	0.77%[6,8]

Net investment income	2.56%[5,6]	2.77%[7]	2.24%[8]	1.77%[6,8]	2.14%[5,6]	2.14%[7]	1.81%[8]	1.55%[6,8]	1.86%[5,6]	1.61%[7]	1.41%[8]	1.33%[6,8]

Supplemental Data
Net assets, end of period (000)	$62	$56	$76	$47	$4,848	$2,354	$1,569	$474	$5,790	$4,502	$1,306	$225

Portfolio turnover	30%	54%	80%	36%	30%	54%	80%	36%	30%	54%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2010

Financial Highlights	BlackRock Prepared Portfolio 2030

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.25	$7.10	$11.09	$10.00	$8.20	$7.07	$11.07	$10.00	$8.16	$7.05	$11.05	$10.00

Net investment income[2]	0.10	0.13	0.13	0.05	0.08	0.10	0.11	0.03	0.06	0.08	0.06	0.01
Net realized and unrealized gain (loss)	0.98	1.11	(3.97)	1.04	0.98	1.09	(3.97)	1.04	0.98	1.09	(3.93)	1.04

Net increase (decrease) from investment operations	1.08	1.24	(3.84)	1.09	1.06	1.19	(3.86)	1.07	1.04	1.17	(3.87)	1.05

Dividends and distributions from:
Net investment income	(0.11)	(0.09)	(0.06)	—	(0.09)	(0.06)	(0.05)	—	(0.07)	(0.06)	(0.04)	—
Net realized gain	—	—	(0.09)	—	—	—	(0.09)	—	—	—	(0.09)	—

Total dividends and distributions	(0.11)	(0.09)	(0.15)	—	(0.09)	(0.06)	(0.14)	—	(0.07)	(0.06)	(0.13)	—

Net asset value, end of period	$9.22	$8.25	$7.10	$11.09	$9.17	$8.20	$7.07	$11.07	$9.13	$8.16	$7.05	$11.05

Total Investment Return[3]
Based on net asset value	13.18%[4]	17.83%	(34.98)%	10.90%[4]	12.95%[4]	17.11%	(35.35)%	10.70%[4]	12.75%[4]	16.81%	(35.44)%	10.50%[4]

Ratios to Average Net Assets
Total expenses	1.36%[5,6]	2.11%[7]	4.95%[8]	152.76%[6,8,9]	1.61%[5,6]	2.73%[7]	4.94%[8]	97.81%[6,8,9]	1.94%[5,6]	3.04%[7]	5.31%[8]	186.99%[6,8,9]

Total expenses after fees waived and reimbursed	0.15%[5,6]	0.18%[7]	0.08%[8]	0.12%[6,8]	0.57%[5,6]	0.65%[7]	0.51%[8]	0.57%[6,8]	0.90%[5,6]	0.91%[7]	0.89%[8]	0.83%[6,8]

Net investment income	2.23%[5,6]	1.62%[7]	1.35%[8]	0.82%[6,8]	1.79%[5,6]	1.37%[7]	1.14%[8]	0.49%[6,8]	1.46%[5,6]	1.03%[7]	0.70%[8]	0.10%[6,8]

Supplemental Data
Net assets, end of period (000)	$198	$166	$24	$43	$5,598	$4,223	$1,675	$199	$6,895	$5,039	$1,575	$22

Portfolio turnover	25%	29%	62%	42%	25%	29%	62%	42%	25%	29%	62%	42%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	47

Financial Highlights	BlackRock Prepared Portfolio 2035

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$6.90	$11.04	$10.00	$7.93	$6.86	$11.02	$10.00	$7.89	$6.84	$11.00	$10.00

Net investment income (loss)[2]	0.07	0.10	0.14	0.03	0.06	0.07	0.09	0.01	0.04	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	1.05	1.03	(4.14)	1.01	1.03	1.02	(4.11)	1.01	1.02	1.03	(4.08)	1.01

Net increase (decrease) from investment operations	1.12	1.13	(4.00)	1.04	1.09	1.09	(4.02)	1.02	1.06	1.07	(4.04)	1.00

Dividends and distributions from:
Net investment income	(0.09)	(0.05)	(0.05)	—	(0.06)	(0.02)	(0.05)	—	(0.05)	(0.02)	(0.03)	—
Net realized gain	—	—	(0.09)	—	—	—	(0.09)	—	—	—	(0.09)	—

Total dividends and distributions	(0.09)	(0.05)	(0.14)	—	(0.06)	(0.02)	(0.14)	—	(0.05)	(0.02)	(0.12)	—

Net asset value, end of period	$9.01	$7.98	$6.90	$11.04	$8.96	$7.93	$6.86	$11.02	$8.90	$7.89	$6.84	$11.00

Total Investment Return[3]
Based on net asset value	14.03%[4]	16.48%	(36.63)%	10.40%[4]	13.82%[4]	16.05%	(36.92)%	10.20%[4]	13.49%[4]	15.72%	(37.09)%	10.00%[4]

Ratios to Average Net Assets
Total expenses	2.22%[5,6]	4.53%[7]	9.29%[8]	158.80%[6,8,9]	2.41%[5,6]	4.70%[7]	8.89%[8]	128.07%[6,8,9]	2.88%[5,6]	5.25%[7]	9.63%[8]	179.46%[6,8,9]

Total expenses after fees waived and reimbursed	0.14%[5,6]	0.19%[7]	0.11%[8]	0.14%[6,8]	0.56%[5,6]	0.63%[7]	0.50%[8]	0.62%[6,8]	0.92%[5,6]	0.94%[7]	0.93%[8]	0.86%[6,8]

Net investment income (loss)	1.65%[5,6]	1.39%[7]	1.41%[8]	0.46%[6,8]	1.33%[5,6]	1.06%[7]	0.92%[8]	0.10%[6,8]	0.94%[5,6]	0.58%[7]	0.46%[8]	(0.22)%[6,8]

Supplemental Data
Net assets, end of period (000)	$57	$56	$32	$46	$2,902	$1,774	$1,122	$115	$3,800	$2,300	$582	$43

Portfolio turnover	40%	37%	67%	34%	40%	37%	67%	34%	40%	37%	67%	34%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.58%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2010

Financial Highlights	BlackRock Prepared Portfolio 2040

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.07	$6.96	$11.19	$10.00	$8.01	$6.92	$11.17	$10.00	$7.99	$6.92	$11.14	$10.00

Net investment income (loss)[2]	0.08	0.10	0.10	0.02	0.05	0.06	0.08	— [3]	0.05	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	1.05	1.07	(4.17)	1.17	1.05	1.06	(4.18)	1.17	1.04	1.06	(4.14)	1.16

Net increase (decrease) from investment operations	1.13	1.17	(4.07)	1.19	1.10	1.12	(4.10)	1.17	1.09	1.10	(4.11)	1.14

Dividends and distributions from:
Net investment income	(0.08)	(0.06)	(0.06)	—	(0.05)	(0.03)	(0.05)	—	(0.04)	(0.03)	(0.01)	—
Net realized gain	—	—	(0.10)	—	—	—	(0.10)	—	—	—	(0.10)	—

Total dividends and distributions	(0.08)	(0.06)	(0.16)	—	(0.05)	(0.03)	(0.15)	—	(0.04)	(0.03)	(0.11)	—

Net asset value, end of period	$9.12	$8.07	$6.96	$11.19	$9.06	$8.01	$6.92	$11.17	$9.04	$7.99	$6.92	$11.14

Total Investment Return[4]
Based on net asset value	14.04%[5]	17.02%	(36.87)%	11.90%[5]	13.83%[5]	16.38%	(37.16)%	11.70%[5]	13.68%[5]	16.08%	(37.24)%	11.40%[5]

Ratios to Average Net Assets
Total expenses	1.93%[6,7]	3.82%[8]	9.56%[9]	134.69%[7,9,10]	2.31%[6,7]	4.41%[8]	9.62%[9]	94.51%[7,9,10]	2.78%[6,7]	4.83%[8]	9.66%[9]	149.22%[7,9,10]

Total expenses after fees waived and reimbursed	0.21%[6,7]	0.19%[8]	0.12%[9]	0.14%[7,9]	0.67%[6,7]	0.69%[8]	0.59%[9]	0.56%[7,9]	0.92%[6,7]	0.93%[8]	0.92%[9]	0.84%[7,9]

Net investment income (loss)	1.83%[6,7]	1.35%[8]	1.07%[9]	0.39%[7,9]	1.23%[6,7]	0.88%[8]	0.86%[9]	0.03%[7,9]	1.13%[6,7]	0.52%[8]	0.33%[9]	(0.35)%[7,9]

Supplemental Data
Net assets, end of period (000)	$162	$111	$37	$38	$3,921	$2,656	$1,126	$186	$3,017	$2,582	$532	$25

Portfolio turnover	42%	29%	80%	36%	42%	29%	80%	36%	42%	29%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.58%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Annualized.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	49

Financial Highlights	BlackRock Prepared Portfolio 2045

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.16	$7.02	$11.33	$10.00	$8.08	$6.97	$11.30	$10.00	$8.04	$6.94	$11.28	$10.00

Net investment income (loss)[2]	0.08	0.11	0.09	0.02	0.05	0.08	0.07	— [3]	0.04	0.04	0.07	(0.02)
Net realized and unrealized gain (loss)	1.04	1.06	(4.24)	1.31	1.02	1.04	(4.26)	1.30	1.02	1.06	(4.26)	1.30

Net increase (decrease) from investment operations	1.12	1.17	(4.15)	1.33	1.07	1.12	(4.19)	1.30	1.06	1.10	(4.19)	1.28

Dividends and distributions from:
Net investment income	(0.08)	(0.03)	(0.07)	—	(0.04)	(0.01)	(0.05)	—	(0.04)	—	(0.06)	—
Net realized gain	—	—	(0.09)	—	—	—	(0.09)	—	—	—	(0.09)	—

Total dividends and distributions	(0.08)	(0.03)	(0.16)	—	(0.04)	(0.01)	(0.14)	—	(0.04)	—	(0.15)	—

Net asset value, end of period	$9.20	$8.16	$7.02	$11.33	$9.11	$8.08	$6.97	$11.30	$9.06	$8.04	$6.94	$11.28

Total Investment Return[4]
Based on net asset value	13.71%[5]	16.70%	(37.12)%	13.30%[5]	13.31%[5]	16.13%	(37.48)%	13.00%[5]	13.25%[5]	15.85%	(37.62)%	12.80%[5]

Ratios to Average Net Assets
Total expenses	5.00%[6,7]	9.92%[8]	32.26%[9]	223.70%[7,9,10]	4.83%[6,7]	9.55%[8]	23.08%[9]	200.49%[7,9,10]	5.32%[6,7]	10.42%[8]	30.15%[9]	224.16%[7,9,10]

Total expenses after fees waived and reimbursed	0.17%[6,7]	0.19%[8]	0.10%[9]	0.14%[7,9]	0.68%[6,7]	0.68%[8]	0.61%[9]	0.67%[7,9]	0.91%[6,7]	0.93%[8]	0.86%[9]	0.86%[7,9]

Net investment income (loss)	1.75%[6,7]	1.54%[8]	0.97%[9]	0.43%[7,9]	1.25%[6,7]	1.08%[8]	0.80%[9]	0.03%[7,9]	0.93%[6,7]	0.51%[8]	0.71%[9]	(0.30)%[7,9]

Supplemental Data
Net assets, end of period (000)	$30	$23	$20	$23	$1,038	$677	$538	$84	$1,842	$890	$189	$23

Portfolio turnover	41%	49%	103%	99%	41%	49%	103%	99%	41%	49%	103%	99%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.58%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Annualized.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2010

Financial Highlights	BlackRock Prepared Portfolio 2050

	Institutional				Investor A				Class R
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,		Period April 20, 2007[1] to October 31, 2007
		2009	2008			2009	2008			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.64	$6.73	$11.24	$10.00	$7.58	$6.70	$11.21	$10.00	$7.56	$6.70	$11.19	$10.00

Net investment income (loss)[2]	0.07	0.10	0.12	0.03	0.05	0.06	0.07	— [3]	0.04	0.04	0.05	(0.02)
Net realized and unrealized gain (loss)	1.01	0.93	(4.46)	1.21	1.01	0.92	(4.43)	1.21	1.00	0.92	(4.42)	1.21

Net increase (decrease) from investment operations	1.08	1.03	(4.34)	1.24	1.06	0.98	(4.36)	1.21	1.04	0.96	(4.37)	1.19

Dividends and distributions from:
Net investment income	(0.06)	(0.05)	(0.08)	—	(0.04)	(0.03)	(0.06)	—	(0.02)	(0.03)	(0.03)	—
Net realized gain	—	(0.07)	(0.09)	—	—	(0.07)	(0.09)	—	—	(0.07)	(0.09)	—

Total dividends and distributions	(0.06)	(0.12)	(0.17)	—	(0.04)	(0.10)	(0.15)	—	(0.02)	(0.10)	(0.12)	—

Net asset value, end of period	$8.66	$7.64	$6.73	$11.24	$8.60	$7.58	$6.70	$11.21	$8.58	$7.56	$6.70	$11.19

Total Investment Return[4]
Based on net asset value	14.15%[5]	15.68%	(39.15)%	12.40%[5]	13.96%[5]	14.94%	(39.37)%	12.10%[5]	13.80%[5]	14.61%	(39.44)%	11.90%[5]

Ratios to Average Net Assets
Total expenses	4.95%[6,7]	11.13%[8]	35.98%[9]	195.26%[7,9,10]	5.56%[6,7]	11.55%[8]	32.00%[9]	211.23%[7,9,10]	6.14%[6,7]	12.23%[8]	28.99%[9]	215.39%[7,9,10]

Total expenses after waivers and reimbursements	0.17%[6,7]	0.20%[8]	0.15%[9]	0.22%[7,9]	0.68%[6,7]	0.70%[8]	0.67%[9]	0.61%[7,9]	0.92%[6,7]	0.94%[8]	0.94%[9]	0.85%[7,9]

Net investment income (loss)	1.74%[6,7]	1.48%[8]	1.26%[9]	0.52%[7,9]	1.25%[6,7]	0.85%[8]	0.77%[9]	(0.04)%[7,9]	0.99%[6,7]	0.56%[8]	0.55%[9]	(0.31)%[7,9]

Supplemental Data
Net assets, end of period (000)	$128	$104	$74	$61	$946	$668	$157	$30	$1,311	$885	$186	$22

Portfolio turnover	30%	34%	102%	53%	30%	34%	102%	53%	30%	34%	102%	53%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

5	Aggregate total investment return.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.58%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Annualized.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% for the Institutional, Investor A and Class R Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2010	51

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2010, the Trust had 32 series, of which BlackRock Prepared Portfolio 2010 (“Prepared Portfolio 2010”), BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively the “Funds”) are included in these financial statements. Each of the Funds is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Funds generally will invest in other investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) (collectively, the “Underlying Funds”). The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro rata ownership in the net assets of the Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. The Funds’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions, if any, paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the two years ended October 31, 2009 and for the period ended October 31, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about

52	BLACKROCK FUNDS II	APRIL 30, 2010

Notes to Financial Statements (continued)

transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Bank Overdraft: As of April 30, 2010, Prepared Portfolio 2010 and Prepared Portfolio 2030 each recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance incurs fees charged by the custodian which are included in custodian in the Statements of Operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or its classes. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager will not receive any advisory fees from the Funds for its investment advisory services. Each Fund pays advisory fees to the Manager indirectly, as a shareholder in the Underlying Funds.

The Manager has contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2010	1.00%	1.50%	1.74%
Prepared Portfolio 2015	1.00%	1.50%	1.74%
Prepared Portfolio 2020	1.00%	1.50%	1.74%
Prepared Portfolio 2025	1.00%	1.50%	1.74%
Prepared Portfolio 2030	1.00%	1.50%	1.74%
Prepared Portfolio 2035	1.00%	1.50%	1.74%
Prepared Portfolio 2040	1.00%	1.50%	1.74%
Prepared Portfolio 2045	1.00%	1.50%	1.74%
Prepared Portfolio 2050	1.00%	1.50%	1.74%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the non-interested Trustees.

In addition, the Manager has also contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement before March 1, 2011 unless approved by the Board, including a majority of non-interested directors.

If during a Fund’s fiscal year the operating expenses of a share class that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement provided that: (1) the Fund of which the share class is a part has more than $50 million in assets and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

BLACKROCK FUNDS II	APRIL 30, 2010	53

Notes to Financial Statements (continued)

On April 30, 2010, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2010	2011	2012
Prepared Portfolio 2010	$116,025	$110,735	$53,720
Prepared Portfolio 2015	$121,388	$117,454	$56,009
Prepared Portfolio 2020	$149,347	$130,901	$60,386
Prepared Portfolio 2025	$121,108	$115,186	$55,810
Prepared Portfolio 2030	$127,288	$122,442	$57,759
Prepared Portfolio 2035	$105,742	$107,665	$52,531
Prepared Portfolio 2040	$103,175	$111,694	$55,127
Prepared Portfolio 2045	$87,492	$99,078	$49,880
Prepared Portfolio 2050	$85,940	$98,245	$51,125

The Trust, on behalf of the Funds, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

For the six months ended April 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Prepared Portfolio 2010	$30
Prepared Portfolio 2015	$554
Prepared Portfolio 2020	$688
Prepared Portfolio 2025	$921
Prepared Portfolio 2030	$319
Prepared Portfolio 2035	$475
Prepared Portfolio 2040	$146
Prepared Portfolio 2045	$42
Prepared Portfolio 2050	$7

PFPC Trust Company, an indirect wholly owned subsidiary of PNC, serves as custodian for each Fund. For these services, the custodian receives a monthly fee of $1,000 per Fund plus other miscellaneous fees incurred on behalf of each Fund.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer and dividend disbursing agent. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2010, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	Share Classes
Call Center	Institutional	Investor A	Class R	Total
Prepared Portfolio 2010	$2	$20	$13	$35
Prepared Portfolio 2015	$3	$32	$21	$56
Prepared Portfolio 2020	$2	$40	$28	$70
Prepared Portfolio 2025	$3	$25	$24	$52
Prepared Portfolio 2030	$2	$37	$27	$66
Prepared Portfolio 2035	$2	$20	$14	$36
Prepared Portfolio 2040	$2	$25	$14	$41
Prepared Portfolio 2045	$5	$15	$7	$27
Prepared Portfolio 2050	$4	$8	$6	$18

PNCGIS and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average daily net assets in excess of $1 billion. In addition, PNCGIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

54	BLACKROCK FUNDS II	APRIL 30, 2010

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of affiliated investment companies, excluding short-term securities, for the six months ended April 30, 2010 were as follows:

	Purchases	Sales
Prepared Portfolio 2010	$2,644,316	$1,208,461
Prepared Portfolio 2015	$3,891,916	$2,336,587
Prepared Portfolio 2020	$5,104,324	$3,853,791
Prepared Portfolio 2025	$5,076,717	$2,616,037
Prepared Portfolio 2030	$4,264,436	$2,711,051
Prepared Portfolio 2035	$3,777,856	$2,091,589
Prepared Portfolio 2040	$3,340,241	$2,558,387
Prepared Portfolio 2045	$1,840,383	$906,045
Prepared Portfolio 2050	$929,424	$585,136

4. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. The Funds did not borrow under the credit agreement during the six months ended April 30, 2010.

5. Capital Loss Carryforward:

As of October 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020
2015	$70	—	—
2016	119,971	$171,857	$333,196
2017	196,912	350,825	568,856

Total	$316,953	$522,682	$902,052

Expires October 31,	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
2015	$554	$1,211	—
2016	183,930	282,985	$132,531
2017	302,540	462,277	233,990

Total	$487,024	$746,473	$366,521

Expires October 31,	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
2015	$1,726	$660	—
2016	125,297	45,606	—
2017	229,963	91,307	$86,443

Total	$356,986	$137,573	$86,443

6. Market and Credit Risk:

In the normal course of business, the Funds, through their investments in Underlying Funds, enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK FUNDS II	APRIL 30, 2010	55

Notes to Financial Statements (continued)

7. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
Prepared Portfolio 2010	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,692	$43,714	48,617	$364,203
Shares issued in reinvestment of dividends	8	78	1,586	12,021

Total issued	4,700	43,792	50,203	376,224
Shares redeemed	—	—	(50,190)	(387,784)

Net increase (decrease)	4,700	$43,792	13	$(11,560)

Investor A
Shares sold	190,319	$1,812,520	145,522	$1,215,319
Shares issued in reinvestment of dividends	5,157	48,688	4,381	33,114

Total issued	195,476	1,861,208	149,903	1,248,433
Shares redeemed	(59,833)	(576,947)	(77,714)	(625,692)

Net increase	135,643	$1,284,261	72,189	$622,741

Class R
Shares sold	46,112	$439,144	179,984	$1,474,014
Shares issued in reinvestment of dividends	3,723	35,182	3,218	24,389

Total issued	49,835	474,326	183,202	1,498,403
Shares redeemed	(37,281)	(355,595)	(58,684)	(452,499)

Net increase	12,554	$118,731	124,518	$1,045,904

Prepared Portfolio 2015
Institutional
Shares sold	96	$901	15,876	$121,653
Shares issued in reinvestment of dividends	61	573	535	3,937

Total issued	157	1,474	16,411	125,590
Shares redeemed	(25)	(242)	(17,729)	(133,220)

Net increase (decrease)	132	$1,232	(1,318)	$(7,630)

Investor A
Shares sold	181,472	$1,697,122	259,506	$2,094,046
Shares issued in reinvestment of dividends	8,569	79,346	5,691	41,716

Total issued	190,041	1,776,468	265,197	2,135,762
Shares redeemed	(58,921)	(560,453)	(75,296)	(594,204)

Net increase	131,120	$1,216,015	189,901	$1,541,558

Class R
Shares sold	151,367	$1,413,790	356,361	$2,799,601
Shares issued in reinvestment of dividends	6,858	63,645	6,678	49,083

Total issued	158,225	1,477,435	363,039	2,848,684
Shares redeemed	(86,146)	(809,335)	(193,997)	(1,535,060)

Net increase	72,079	$668,100	169,042	$1,313,624

56	BLACKROCK FUNDS II	APRIL 30, 2010

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
Prepared Portfolio 2020	Shares	Amount	Shares	Amount
Institutional
Shares sold	271	$2,450	2,944	$22,100
Shares issued in reinvestment of dividends	423	3,863	594	4,240

Total issued	694	6,313	3,538	26,340
Shares redeemed	—	—	(3,596)	(27,626)

Net increase (decrease)	694	$6,313	(58)	$(1,286)

Investor A
Shares sold	303,863	$2,781,439	270,571	$2,075,916
Shares issued in reinvestment of dividends	11,321	103,137	10,366	73,910

Total issued	315,184	2,884,576	280,937	2,149,826
Shares redeemed	(189,153)	(1,727,982)	(109,097)	(868,452)

Net increase	126,031	$1,156,594	171,840	$1,281,374

Class R
Shares sold	160,060	$1,464,813	544,456	$4,165,048
Shares issued in reinvestment of dividends	9,037	81,877	7,088	50,326

Total issued	169,097	1,546,690	551,544	4,215,374
Shares redeemed	(115,762)	(1,053,752)	(195,356)	(1,446,789)

Net increase	53,335	$492,938	356,188	$2,768,585

Prepared Portfolio 2025
Institutional
Shares sold	—	—	6,947	$48,365
Shares issued in reinvestment of dividends	71	$632	174	1,212

Total issued	71	632	7,121	49,577
Shares redeemed	—	—	(10,936)	(75,317)

Net increase (decrease)	71	$632	(3,815)	$(25,740)

Investor A
Shares sold	295,813	$2,649,122	143,708	$1,059,335
Shares issued in reinvestment of dividends	4,420	39,516	3,722	25,800

Total issued	300,233	2,688,638	147,430	1,085,135
Shares redeemed	(58,970)	(532,538)	(82,899)	(616,680)

Net increase	241,263	$2,156,100	64,531	$468,455

Class R
Shares sold	257,144	$2,284,692	560,380	$4,129,481
Shares issued in reinvestment of dividends	6,668	59,275	3,493	24,138

Total issued	263,812	2,343,967	563,873	4,153,619
Shares redeemed	(174,981)	(1,564,273)	(207,094)	(1,505,833)

Net increase	88,831	$779,694	356,779	$2,647,786

BLACKROCK FUNDS II	APRIL 30, 2010	57

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
Prepared Portfolio 2030	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,111	$10,434	17,525	$137,589
Shares issued in reinvestment of dividends	232	2,042	20	130

Total issued	1,343	12,476	17,545	137,719
Shares redeemed	(31)	(278)	(766)	(5,078)

Net increase	1,312	$12,198	16,779	$132,641

Investor A
Shares sold	172,236	$1,517,264	338,034	$2,522,401
Shares issued in reinvestment of dividends	5,265	46,175	2,464	16,335

Total issued	177,501	1,563,439	340,498	2,538,736
Shares redeemed	(81,654)	(716,444)	(62,774)	(469,244)

Net increase	95,847	$846,995	277,724	$2,069,492

Class R
Shares sold	201,466	$1,775,745	508,492	$3,573,526
Shares issued in reinvestment of dividends	4,930	43,134	2,431	16,093

Total issued	206,396	1,818,879	510,923	3,589,619
Shares redeemed	(68,899)	(601,248)	(117,069)	(813,664)

Net increase	137,497	$1,217,631	393,854	$2,775,955

Prepared Portfolio 2035
Institutional
Shares sold	—	—	6,289	$41,571
Shares issued in reinvestment of dividends	46	$395	19	122

Total issued	46	395	6,308	41,693
Shares redeemed	(673)	(6,066)	(3,959)	(28,331)

Net increase (decrease)	(627)	$(5,671)	2,349	$13,362

Investor A
Shares sold	195,524	$1,710,759	88,841	$628,447
Shares issued in reinvestment of dividends	2,000	17,125	642	4,132

Total issued	197,524	1,727,884	89,483	632,579
Shares redeemed	(97,231)	(866,648)	(29,355)	(197,192)

Net increase	100,293	$861,236	60,128	$435,387

Class R
Shares sold	180,124	$1,533,204	265,146	$1,857,337
Shares issued in reinvestment of dividends	2,073	17,644	321	2,059

Total issued	182,197	1,550,848	265,467	1,859,396
Shares redeemed	(47,002)	(401,650)	(58,904)	(398,793)

Net increase	135,195	$1,149,198	206,563	$1,460,603

58	BLACKROCK FUNDS II	APRIL 30, 2010

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
Prepared Portfolio 2040	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,900	$34,989	8,554	$64,685
Shares issued in reinvestment of dividends	107	931	30	192

Total issued	4,007	35,920	8,584	64,877
Shares redeemed	—	—	(185)	(1,091)

Net increase	4,007	$35,920	8,399	$63,786

Investor A
Shares sold	254,988	$2,224,321	227,434	$1,636,364
Shares issued in reinvestment of dividends	2,551	22,085	881	5,718

Total issued	257,539	2,246,406	228,315	1,642,082
Shares redeemed	(156,312)	(1,393,834)	(59,543)	(435,381)

Net increase	101,227	$852,572	168,772	$1,206,701

Class R
Shares sold	115,592	$1,001,151	308,188	$2,218,949
Shares issued in reinvestment of dividends	1,473	12,743	511	3,309

Total issued	117,065	1,013,894	308,699	2,222,258
Shares redeemed	(106,602)	(922,297)	(62,465)	(422,215)

Net increase	10,463	$91,597	246,234	$1,800,043

Prepared Portfolio 2045
Institutional
Shares sold	633	$5,800	229	$1,586
Shares issued in reinvestment of dividends	7	67	3	22

Total issued	640	5,867	232	1,608
Shares redeemed	(196)	(1,678)	(167)	(1,454)

Net increase	444	$4,189	65	$154

Investor A
Shares sold	83,780	$758,326	33,696	$244,501
Shares issued in reinvestment of dividends	445	3,883	138	903

Total issued	84,225	762,209	33,834	245,404
Shares redeemed	(54,109)	(492,675)	(27,216)	(186,870)

Net increase	30,116	$269,534	6,618	$58,534

Class R
Shares sold	113,487	$976,603	105,336	$731,684
Shares issued in reinvestment of dividends	785	6,812	—	—

Total issued	114,272	983,415	105,336	731,684
Shares redeemed	(21,795)	(188,314)	(21,802)	(164,714)

Net increase	92,477	$795,101	83,534	$566,970

BLACKROCK FUNDS II	APRIL 30, 2010	59

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
Prepared Portfolio 2050	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,014	$8,400	4,332	$27,199
Shares issued in reinvestment of dividends and distributions	85	699	177	1,094

Total issued	1,099	9,099	4,509	28,293
Shares redeemed	—	—	(1,815)	(11,833)

Net increase	1,099	$9,099	2,694	$16,460

Investor A
Shares sold	37,354	$311,597	78,361	$549,864
Shares issued in reinvestment of dividends and distributions	395	3,252	472	2,912

Total issued	37,749	314,849	78,833	552,776
Shares redeemed	(15,907)	(134,946)	(14,067)	(92,957)

Net increase	21,842	$179,903	64,766	$459,819

Class R
Shares sold	63,571	$518,814	103,804	$684,071
Shares issued in reinvestment of dividends and distributions	338	2,772	666	4,101

Total issued	63,909	521,586	104,470	688,172
Shares redeemed	(28,136)	(228,749)	(15,206)	(100,449)

Net increase	35,773	$292,837	89,264	$587,723

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	BLACKROCK FUNDS II	APRIL 30, 2010

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

Richard R. West, Trustee and Member of the Audit Committee

Anne F. Ackerley, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard B. Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK FUNDS II	APRIL 30, 2010	61

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

62	BLACKROCK FUNDS II	APRIL 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	APRIL 30, 2010	63

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund		BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio		BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund		BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*		BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Value Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund		BlackRock S&P 500 Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock Value Opportunities Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock World Gold Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†		BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Multi-Sector Bond Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio		BlackRock Strategic Income Opportunities Portfolio
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock Income Portfolio†			BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2010	2035	Retirement
Moderate Prepared Portfolio	2015	2040	2020
Growth Prepared Portfolio	2020	2045	2030
Aggressive Growth Prepared Portfolio	2025	2050	2040
	2030		2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

64	BLACKROCK FUNDS II	APRIL 30, 2010

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LIFECYCLE-4/10-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a) –		The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Funds II

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 28, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 28, 2010